Secured Credit Agreement (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of secured credit agreement
The following is a summary of the significant terms of the Revolver as of December 31, 2013:

Maturity	December 31, 2016
Interest/Usage Rate
Company’s option of Base Rate(a) plus a Base Rate Margin (ranges from 0.50%–1.00% based on Revolver availability) or LIBOR plus a LIBOR Rate Margin (ranges from 1.50%–2.00% based on Revolver availability)

Maximum Availability	Lesser of $150,000 or the borrowing base(b)
Periodic Principal Payments	None

(a)	Base Rate is the higher of (i) the Federal Funds Rate plus 0.5% or (ii) the prime rate.

(b)
The Revolver’s borrowing base is calculated as the sum of (i) 85% of the Company’s eligible accounts receivable plus (ii) the lesser of 90% of the eligible credit card receivables and $5,000, plus (iii) the lesser of $125,000, 65% of the eligible inventory or 85% of the net liquidation value of eligible inventory as defined in the Credit Agreement minus (iv) reserves from time to time set by the administrative agent. The eligible accounts receivable and inventories are further adjusted as specified in the Credit Agreement. The Company’s borrowing base can also be increased pursuant to certain terms outlined in the Credit Agreement.